Goodwill - Summary of Possible Changes of Key Assumptions of Cash Generating Units (Detail) - Goodwill [member] - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue growth rate decrease by 5% [member]
Disclosure Of Detailed Information Of Possible Changes Of Key Assumptions Of Cash Generating Units [Line Items]
Recoverable amount of the CGU exceeded its carrying amount	¥ 12,785,375	¥ 45,153,184	¥ 51,446,124
Pre-tax discount rate plus 1% [member]
Disclosure Of Detailed Information Of Possible Changes Of Key Assumptions Of Cash Generating Units [Line Items]
Recoverable amount of the CGU exceeded its carrying amount	¥ 25,826,383	¥ 43,239,361	¥ 54,371,643